Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Statement Line Items [Line Items]
Government debt instruments held	$ 106,277	$ 80,923	$ 104,807
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	96,200
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	2,100
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 8,000